Other disclosures on cash flows (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Other Disclosures on Cash Flows
(a)	Non-cash operating activities

	2018	2017	2016
Fair value adjustment on accounts receivable from card issuers	92,063	—	—

(b)	Non-cash investing activities

	2018	2017	2016
Property and equipment and intangible assets acquired through finance lease	4,339	—	—

(c)	Non-cash financing activities

	2018	2017	2016
Unpaid consideration for acquisition of non-controlling shares (Note 29)	5,022	29,480	2,398

(d)	Property and equipment, and intangible assets

	2018	2017	2016
Additions (Note 12)	(159,047)	(140,982)	(31,621)
Purchases not paid at year end	18,160	—	—

Purchases of property and equipment	(140,887)	(140,982)	(31,621)

Net book value (Note 12 / Note 13)	24,133	14,489	10,897
Loss on disposal of property and equipment and intangible assets	(10,712)	(5,461)	(1,139)

Proceeds from disposal of property and equipment and intangible assets	13,421	9,028	9,758